Business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business
Business

1. Business

Description of Business and Organization

        Ophthotech Corporation (the "Company" or "Ophthotech") was incorporated on January 5, 2007, in Delaware. The Company is a biopharmaceutical company specializing in the development of novel therapeutics to treat diseases of the eye with a focus on developing therapeutics for age-related macular degeneration, or AMD. The Company's operations since inception have been limited to organizing and staffing the Company, acquiring rights to product candidates, business planning, raising capital and developing its product candidates. Accordingly, the Company is considered to be in the development stage as defined by Financial Accounting Standards Board Accounting Standards Codification ("ASC") 915, Development Stage Entities. The Company operates in one business segment.

        Capitalized terms not otherwise defined herein are defined in their respective agreements.

Liquidity

        Since the Company's inception, it has incurred significant operating losses. The Company reported a net loss of $30.8 million for the nine months ended September 30, 2013 and $10.7 million for the nine months ended September 30, 2012. As of September 30, 2013, the Company had a deficit accumulated during the development stage of $162.7 million. To date, the Company has not generated any revenues and has financed its operations primarily through private placements of its preferred stock, venture debt borrowings, its royalty purchase and sale agreement with Novo A/S and its initial public offering ("IPO"), which closed on September 30, 2013. The Company issued and sold an aggregate of 8,740,000 shares of common stock in its IPO at a public offering price of $22.00 per share, including 1,140,000 shares pursuant to the exercise by the underwriters of an over-allotment option. The Company received net proceeds from the IPO of $175.6 million, after deducting underwriting discounts and commissions and other offering expenses. The Company has devoted substantially all of its financial resources and efforts to research and development and expects to continue to incur significant expenses and increasing operating losses over the next several years. The Company's net losses may fluctuate significantly from quarter to quarter and year to year.

        To fully execute its business plan, the Company will need to complete certain research and development activities and clinical trials. Further, the Company's product candidates will require regulatory approval prior to commercialization. These activities may span many years and require substantial expenditures to complete and may ultimately be unsuccessful. Any delays in completing these activities could adversely impact the Company. The Company plans to meet its capital requirements primarily through a combination of equity and debt financings, collaborations, strategic alliances and marketing distribution or licensing arrangements and in the longer term, revenue from potential product sales. There can be no assurance that such funds will be available, or if available, on terms favorable to the Company. The Company faces the normal risks associated with a development stage company, including but not limited to the risk that the Company's research and development activities will not be successfully completed, that adequate patent protection for the Company's technology will not be obtained, that any products developed will not obtain necessary government regulatory approval and that any approved products will not be commercially viable. In addition, the Company operates in an environment of rapid change in technology, substantial competition from pharmaceutical and biotechnology companies and is dependent upon the services of its employees and its consultants. The Company's capital requirements will depend on many factors, including the success of its development and commercialization of its product candidates and whether it pursues the development of additional product candidates. Even if the Company succeeds in developing and commercializing one or more of its product candidates, it may never achieve sufficient sales revenue to achieve or maintain profitability.

1. Business

Description of Business and Organization

        Ophthotech Corporation (the "Company" or "Ophthotech") was incorporated on January 5, 2007, in Delaware. The Company is a biopharmaceutical company specializing in the development of novel therapeutics to treat diseases of the eye with a focus on developing therapeutics for age-related macular degeneration, or AMD. The Company's operations since inception have been limited to organizing and staffing the Company, acquiring rights to product candidates, business planning, raising capital and developing its product candidates. Accordingly, the Company is considered to be in the development stage as defined by Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 915, Development Stage Entities. The Company operates in one business segment.

        Capitalized terms not otherwise defined herein are defined in their respective agreements.

Liquidity

        The Company expects to continue to incur substantial losses over the next several years during its development phase. To fully execute its business plan, the Company will need to complete certain research and development activities and clinical trials. Further, the Company's product candidates will require regulatory approval prior to commercialization. These activities may span many years and require substantial expenditures to complete and may ultimately be unsuccessful. Any delays in completing these activities could adversely impact the Company. The Company plans to meet its capital requirements primarily through a combination of equity and debt financings, collaborations, strategic alliances and marketing distribution or licensing arrangements and in the longer term, revenue from product sales. There can be no assurance that such funds will be available, or if available, on terms favorable to the Company. The Company faces the normal risks associated with a development stage company, including but not limited to the risk that the Company's research and development activities will not be successfully completed, that adequate patent protection for the Company's technology will not be obtained, that any products developed will not obtain necessary government regulatory approval and that any approved products will not be commercially viable. In addition, the Company operates in an environment of rapid change in technology, substantial competition from pharmaceutical and biotechnology companies and is dependent upon the services of its employees and its consultants. Since inception, the Company has primarily relied upon private placements of its preferred stock and venture debt borrowings to fund operations. However, the Company's capital requirements will depend on many factors, including the success of its development and commercialization of the Company's product candidates and whether it pursues the development of additional product candidates. Even if the Company succeeds in developing and commercializing one or more of its product candidates, it may never achieve sufficient sales revenue to achieve or maintain profitability.